STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

December 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
China - 7.4%
Alibaba Group Holding, ADR	71,032	[a]	16,531,277
Meituan, Cl. B	180,652	[a]	6,909,277
Ping An Insurance Group Company of China, Cl. H	926,500	[a]	11,380,234
Tencent Holdings	267,439	[a]	19,541,026
			54,361,814
Denmark - .8%
Chr. Hansen Holding	58,547	[a]	6,023,825
France - 10.1%
AXA	430,822	[a]	10,335,794
Bureau Veritas	365,693	[a]	9,727,078
L'Oreal	24,115	[a]	9,162,651
Thales	96,966		8,882,356
Total	272,625		11,760,521
Valeo	210,400	[a]	8,309,507
Vivendi	484,246	[a]	15,616,251
			73,794,158
Germany - 10.3%
Bayer	140,624	[a]	8,265,559
Continental	83,789	[a]	12,415,769
Deutsche Post	256,324	[a]	12,684,888
Fresenius Medical Care & Co.	58,270	[a]	4,860,238
HELLA GmbH & Co.	80,716	[a]	5,221,292
Infineon Technologies	287,060		11,016,404
SAP	158,776	[a]	20,864,520
			75,328,670
Hong Kong - 2.8%
AIA Group	1,680,312	[a]	20,697,524
India - 1.5%
Housing Development Finance	184,785	[a]	6,515,560
Vakrangee	4,872,018	[a]	4,625,597
			11,141,157
Ireland - 1.4%
CRH	251,402	[a]	10,627,351
Japan - 21.0%
Ebara	175,500		5,739,849
FANUC	35,400		8,716,094
M3	89,300		8,446,642
Pan Pacific International Holdings	461,900		10,669,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Japan - 21.0% (continued)
Recruit Holdings	440,013		18,455,693
Sony	273,700		27,518,806
Sugi Holdings	112,800		7,548,916
Suntory Beverage & Food	170,700		6,041,687
Suzuki Motor	352,700		16,374,742
TechnoPro Holdings	269,600		22,378,218
Topcon	517,000		6,435,556
Toyota Industries	193,700		15,396,198
			153,721,773
Netherlands - 3.5%
ASML Holding	38,660		18,682,906
Wolters Kluwer	83,097	[a]	7,013,637
			25,696,543
Norway - 1.8%
Mowi	254,707		5,672,940
TOMRA Systems	152,784		7,528,859
			13,201,799
South Korea - 2.0%
Samsung SDI	25,472		14,774,898
Sweden - 1.6%
Swedbank, Cl. A	676,509	[a]	11,894,397
Switzerland - 11.3%
Alcon	95,220	[a]	6,356,853
Credit Suisse Group	999,042		12,852,292
Lonza Group	23,045	[a]	14,801,005
Novartis	161,216	[a]	15,226,980
Roche Holding	52,236	[a]	18,225,552
Zurich Insurance Group	36,582	[a]	15,504,946
			82,967,628
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing, ADR	161,451		17,604,617
Thailand - .9%
Kasikornbank	1,677,500	[a]	6,328,057
United Kingdom - 20.2%
Anglo American	439,015	[a]	14,622,398
Associated British Foods	149,797	[a]	4,641,117
Barclays	7,824,144	[a]	15,703,107
Diageo	415,308	[a]	16,413,422
GlaxoSmithKline	711,640		13,039,420
Informa	1,065,899	[a]	8,009,711
Linde	41,424		10,757,969
Natwest Group	3,168,845	[a]	7,328,840
Persimmon	170,976		6,476,300

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
United Kingdom - 20.2% (continued)
Prudential		712,276	[a]	13,147,351
RELX		483,655	[a]	11,889,983
St. James's Place		608,223	[a]	9,436,286
Unilever		277,049		16,775,617
				148,241,521
Total Common Stocks (cost $490,911,762)				726,405,732
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,601,707)	0.09	3,601,707	[b]	3,601,707
Total Investments (cost $494,513,469)		99.5%		730,007,439
Cash and Receivables (Net)		.5%		3,747,671
Net Assets		100.0%		733,755,110

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	34,135,894	692,269,838	††	-	726,405,732
Investment Companies	3,601,707	-		-	3,601,707
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	668,547		-	668,547

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Fund

December 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
RBS Securities
Australian Dollar	19,259,000	Swiss Franc	13,054,328	3/17/2021	77,748
State Street Bank and Trust Company
Euro	17,340,204	United States Dollar	20,617,000	2/18/2021	590,799
Gross Unrealized Appreciation					668,547

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2020, accumulated net unrealized appreciation on investments was $235,493,970, consisting of $254,948,703 gross unrealized appreciation and $19,454,733 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.